Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Apr. 29, 2024
C000249078
Account Value [Line Items]
Line Graph and Table Measure Name	PeakShares Sector Rotation ETF
Account Value	$ 11,420	$ 11,164	$ 11,042	$ 10,420	$ 10,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 10,421	10,350	10,229	10,091	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,772	$ 11,605	$ 11,332	$ 10,702	$ 10,000